Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	$ 337.8	$ 338.7
Market Making [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	24.7	24.6
Market Making [Member] | Purchase of Trimark business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	10.1	10.1
Market Making [Member] | Purchase of Kellogg DMM & LMM business units [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	9.1	9.0
Market Making [Member] | Purchase of Tradetech business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	3.0	3.0
Market Making [Member] | Purchase of remaining shares in Knight Roundtable Europe [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	2.5	2.5
Institutional Sales and Trading [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	147.7	147.7
Institutional Sales and Trading [Member] | Purchase of Libertas business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	114.3	114.3
Institutional Sales and Trading [Member] | Purchase of Urban business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	17.8	17.8
Institutional Sales and Trading [Member] | Purchase of Astor business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	12.1	12.1
Institutional Sales and Trading [Member] | Purchase of Donaldson business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	3.6	3.6
Electronic Execution Services [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	165.4	165.4
Electronic Execution Services [Member] | Purchase of Hotspot business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	55.7	55.7
Electronic Execution Services [Member] | Purchase of Edge Trade business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	51.7	51.7
Electronic Execution Services [Member] | Purchase of Direct Trading business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	43.8	43.8
Electronic Execution Services [Member] | Purchase of ValuBond business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	14.2	14.2
Corporate and Other [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	0	1.0
Corporate and Other [Member] | Other business [Member]
Schedule of goodwill and intangible assets, net of accumulated amortization
Goodwill	$ 0	$ 1.0